Promissory Note (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 07, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accrued interest				$ 1,702
Loss on settlement of debt		$ 0	$ (882,279)	(909,486)	$ 0
Interest Payable, Accrued		$ 111,041		51,663
Promissory Note Agreement [Member]
Promissory note Interest rate	5.00%
Accrued interest				$ 3,767
Common stock shares				1,050,000
Promissory note Interest				$ 750	3,017
Loss on settlement of debt				779,024
Conversion of common shares fair market value				902,790
Long-term Debt, Principal Amount					120,000
Interest Payable, Accrued					$ 3,017
Promissory Note	$ 120,000			$ 120,000